UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2015

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.6%
Aerospace - 0.9%
Cobham PLC	2,610,209	$10,834,879
Meggitt PLC	2,361,020	13,041,867
MTU Aero Engines AG	155,880	15,195,225
Saab AB, “B”	199,440	6,123,887

		$45,195,858
Airlines - 0.9%
Copa Holdings S.A., “A” (l)	226,597	$10,935,571
Koninklijke Vopak N.V.	114,209	4,911,496
Stagecoach Group PLC	6,988,526	30,425,803

		$46,272,870
Alcoholic Beverages - 0.5%
Carlsberg Group	147,199	$13,014,595
Davide Campari-Milano S.p.A.	1,242,119	10,695,096

		$23,709,691
Apparel Manufacturers - 1.8%
Burberry Group PLC	506,753	$8,927,310
Christian Dior S.A.	206,742	35,118,924
Gerry Weber International AG (l)	290,814	4,027,879
Global Brands Group Holding Ltd. (a)	79,513,138	15,019,442
Samsonite International S.A.	2,866,200	8,617,036
Stella International Holdings Ltd.	7,507,591	18,651,163

		$90,361,754
Automotive - 1.8%
D’Ieteren S.A.	31,061	$1,159,149
ElringKlinger AG	270,538	6,894,106
Ford Otomotiv Sanayi S.A.	290,456	3,015,707
GKN PLC	2,397,446	10,884,184
Guangzhou Automobile Group Co. Ltd., “H”	1,447,750	1,281,693
Koito Manufacturing Co. Ltd.	715,000	29,246,551
NGK Spark Plug Co. Ltd	539,700	14,217,125
Tofas Turk Otomobil Fabriikasi A.S.	595,860	3,871,742
USS Co. Ltd.	1,161,900	17,481,554

		$88,051,811
Biotechnology - 0.3%
Abcam PLC	550,379	$5,395,602
Lonza Group AG	57,685	9,378,073

		$14,773,675
Broadcasting - 0.9%
Havas S.A.	2,199,204	$18,480,845
Nippon Television Holdings, Inc.	610,800	11,115,962
ProSiebenSat.1 Media SE	160,644	8,126,019
Proto Corp.	568,700	7,825,720

		$45,548,546
Brokerage & Asset Managers - 3.9%
Aberdeen Asset Management PLC	2,794,426	$11,921,957
Bolsa Mexicana de Valores S.A. de C.V.	3,351,981	4,446,099

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
Computershare Ltd.	1,957,440	$16,499,146
Daiwa Securities Group, Inc.	2,388,000	14,600,298
Hargreaves Lansdown PLC	1,114,687	24,681,370
IG Group Holdings PLC	1,886,974	22,217,522
Osaka Securities Exchange Co. Ltd.	226,600	3,539,074
Rathbone Brothers PLC	875,165	28,383,701
Schroders PLC	1,156,966	50,387,487
Yuanta Financial Holding Co. Ltd.	40,449,227	14,881,529

		$191,558,183
Business Services - 14.3%
Amadeus Fire AG	183,730	$14,946,704
Amadeus IT Holding S.A.	1,729,808	76,169,115
Ashtead Group PLC	521,672	8,583,910
Babcock International Group PLC	1,077,733	16,048,716
Brenntag AG	506,043	26,411,551
Bunzl PLC	6,163,489	170,258,985
Capgemini	157,646	14,586,686
Capita PLC	518,117	9,218,470
Cerved Information Solutions S.p.A.	3,634,415	30,291,197
Cognizant Technology Solutions Corp., “A” (a)	402,726	24,171,615
Compass Group PLC	2,903,853	50,300,105
CTS Eventim AG	270,894	10,816,037
DKSH Holding Ltd.	50,944	3,193,463
Edenred	303,993	5,727,537
Electrocomponents PLC	1,448,122	5,064,926
Elior Participations SCA	734,882	15,390,096
Exova Group PLC	3,324,060	7,093,227
Intertek Group PLC	806,669	32,990,227
LSL Property Services PLC	1,963,357	8,248,985
MITIE Group PLC	2,284,803	10,475,278
Nomura Research Institute Ltd.	815,980	31,362,127
Premier Farnell PLC	2,240,743	3,237,237
Rightmove PLC	983,204	59,425,673
Sodexo	371,989	36,186,689
Travis Perkins PLC	386,837	11,177,087
vMeitec Corp.	127,400	4,357,575
Wolseley PLC	75,502	4,108,269
Zoopla Property Group PLC	5,707,524	20,151,606

		$709,993,093
Cable TV - 1.4%
Astro Malaysia Holdings Berhad	22,838,759	$14,681,489
Eutelsat Communications	534,604	15,965,111
Liberty Global PLC, “A” (a)	168,541	7,139,397
Liberty Global PLC, “C” (a)	415,814	16,952,737
SES	520,234	14,420,615

		$69,159,349
Chemicals - 0.7%
Orica Ltd.	1,853,723	$20,735,999
Victrex PLC	478,278	12,621,732

		$33,357,731

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.6%
AVEVA Group PLC	202,796	$4,809,984
Dassault Systemes S.A.	106,732	8,539,483
OBIC Business Consultants Co. Ltd.	341,400	19,166,046
OBIC Co. Ltd.	1,765,700	93,602,397
Totvs S.A.	625,528	4,877,813

		$130,995,723
Computer Software - Systems - 2.2%
Brother Industries Ltd.	1,293,000	$14,826,854
EPAM Systems, Inc. (a)	414,904	32,619,752
Globant S.A. (a)	268,532	10,072,635
Konica Minolta, Inc.	1,102,000	11,053,091
Linx S.A.	494,000	5,531,551
NEC Corp.	2,974,000	9,446,284
Temenos Group AG	247,278	12,773,884
Venture Corp. Ltd.	2,177,000	12,590,028

		$108,914,079
Conglomerates - 1.2%
DCC PLC	470,603	$39,077,440
First Pacific Co. Ltd.	20,751,150	13,762,609
Smiths Group PLC	335,505	4,646,781

		$57,486,830
Construction - 2.8%
Bellway PLC	1,634,932	$68,175,684
DuluxGroup Ltd.	2,762,757	13,296,559
Elementia S.A. de C.V. (a)	2,493,910	3,322,416
Geberit AG	68,221	22,945,994
Semen Indonesia Persero Tbk PT	4,281,720	3,492,553
SIG PLC	1,435,446	3,015,826
Techtronic Industries Co. Ltd.	6,587,500	26,760,204

		$141,009,236
Consumer Products - 3.1%
Beiersdorf AG	267,000	$24,289,041
Dabur India Ltd.	5,065,506	21,125,174
Kobayashi Pharmaceutical Co. Ltd.	401,300	32,980,400
LG Household & Healthcare Ltd. (a)	32,322	28,656,370
Milbon Co. Ltd.	241,596	9,860,596
PZ Cussons	404,893	1,699,952
Shiseido Co. Ltd.	122,200	2,528,701
Societe BIC S.A.	49,516	8,147,410
Uni-Charm Corp.	1,169,800	23,849,280

		$153,136,924
Consumer Services - 1.9%
Asante, Inc.	86,600	$1,088,605
Dignity PLC	1,558,827	58,422,905
Estacio Participacoes S.A.	1,646,574	5,761,688
GAEC Anima Educacao S.A.	1,025,922	3,550,365
Kakaku.com, Inc.	289,200	5,709,283
Kroton Educacional S.A.	1,585,616	3,785,402
Localiza Rent a Car S.A.	701,513	4,401,024
Park24 Co Ltd.	321,000	7,788,884

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - continued
Rakuten	119,300	$1,374,835

		$91,882,991
Containers - 1.1%
Fuji Seal International, Inc.	745,400	$22,432,569
Mayr-Melnhof Karton AG	127,604	15,878,132
Viscofan S.A.	262,132	15,815,103

		$54,125,804
Electrical Equipment - 1.6%
Bajaj Electricals Ltd.	4,106,133	$12,955,750
IMI PLC	595,477	7,512,170
Keyence Corp.	15,500	8,507,105
Legrand S.A.	238,002	13,433,035
OMRON Corp.	103,621	3,451,483
Pfeiffer Vacuum Technology AG	69,906	7,122,754
Spectris PLC	954,531	25,297,834
Voltronic Power Technology Corp.	183,000	2,719,336

		$80,999,467
Electronics - 3.7%
Advantech Co. Ltd.	881,893	$5,633,413
ASM International N.V.	448,916	17,480,412
ASM Pacific Technology Ltd.	1,116,700	8,736,390
Chroma Ate, Inc.	13,613,000	26,371,274
Halma PLC	1,384,817	17,551,531
Hirose Electric Co. Ltd.	83,693	10,114,845
Infineon Technologies AG	1,431,553	20,949,089
Iriso Electronics Co. Ltd.	153,080	8,585,670
JEOL Ltd.	1,008,000	6,556,438
Seoul Semiconductor Co. Ltd. (a)	811,390	10,694,473
Siliconware Precision Industries Co.	20,421,000	31,448,712
Stanley Electric Co. Ltd.	922,131	20,311,369

		$184,433,616
Energy - Independent - 0.5%
Cairn Energy PLC (a)	1,719,978	$3,998,628
Gran Tierra Energy, Inc. (a)	6,256,480	13,609,890
TORC Oil & Gas Ltd. (l)	1,238,841	4,610,849

		$22,219,367
Engineering - Construction - 0.5%
JGC Corp.	467,000	$7,146,050
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	812,059	9,552,277
Stantec, Inc. (l)	283,605	7,034,273
Toshiba Plant Kensetsu Co. Ltd.	291,000	3,212,610

		$26,945,210
Food & Beverages - 2.8%
Britvic PLC	833,189	$8,919,866
Chr. Hansen Holding A.S.	277,014	17,326,663
Coca-Cola East Japan Co. Ltd.	202,800	3,260,546
Coca-Cola HBC AG	320,235	6,827,762
Coca-Cola West Co. Ltd.	372,400	7,527,709
Grupo Lala S.A.B. de C.V.	2,165,774	5,035,398
Kerry Group PLC	292,910	24,239,716

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
M. Dias Branco S.A. Industria e Comercio de Alimentos	344,100	$5,783,924
P/f Bakkafrost	811,217	23,899,983
Shenguan Holdings Group Ltd.	13,965,505	2,027,996
Super Group Ltd.	35,664,200	20,981,411
Tate & Lyle PLC	488,682	4,306,621
Want Want China Holdings Ltd.	15,411,146	11,399,342

		$141,536,937
Food & Drug Stores - 3.9%
Alimentation Couche-Tard, Inc.	606,508	$26,698,274
Booker Group PLC	19,314,967	51,612,055
Clicks Group Ltd.	2,988,664	17,199,554
Cosmos Pharmaceutical Corp. (l)	108,000	17,011,857
Dairy Farm International Holdings Ltd.	3,311,709	20,097,619
E-Mart Co. Ltd. (a)	40,821	6,550,258
FamilyMart Co. Ltd.	130,000	6,040,459
Lawson, Inc.	303,700	24,629,103
Sundrug Co. Ltd.	280,100	18,014,400
Welcia Holdings Co. Ltd.	65,800	3,633,348
Wumart Stores, Inc. (a)	5,319,514	4,269,311

		$195,756,238
Forest & Paper Products - 0.2%
Fibria Celulose S.A.	761,539	$9,739,303

Furniture & Appliances - 0.1%
SEB S.A.	39,266	$4,029,386

Gaming & Lodging - 1.7%
Betfair Group PLC	497,171	$28,529,911
Ladbrokes PLC	1,528,474	2,691,241
Minor International PLC	11,760,784	11,847,393
Paddy Power PLC	145,151	19,436,285
Shangri-La Asia Ltd.	9,386,495	9,168,427
William Hill PLC	1,783,087	10,409,362

		$82,082,619
General Merchandise - 2.6%
B&M European Value Retail S.A.	4,578,116	$19,214,570
Dollarama, Inc.	1,012,475	58,493,352
Europris ASA (a)	1,760,440	8,520,955
Poundland Group PLC	1,324,210	4,054,616
Pricesmart, Inc.	61,628	5,114,508
Seria Co. Ltd.	366,700	17,760,285
Woolworths Holdings Ltd.	2,783,123	17,984,784

		$131,143,070
Health Maintenance Organizations - 0.2%
Odontoprev S.A.	2,273,555	$5,430,672
Qualicorp S.A.	1,261,465	4,505,403

		$9,936,075
Insurance - 3.8%
Admiral Group PLC	354,924	$8,632,921
Amlin PLC	2,552,151	24,953,288

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
AUB Group Ltd. (h)	3,502,813	$23,074,597
Brasil Insurance Paticipaco e Administracao S.A.	74,450	380,130
Hiscox Ltd.	3,529,166	54,836,421
Jardine Lloyd Thompson Group PLC	1,478,438	20,160,498
Samsung Fire & Marine Insurance Co. Ltd. (a)	105,530	27,411,000
Sony Financial Holdings, Inc.	876,900	15,664,013
Storebrand A.S.A. (a)	1,722,818	6,726,189
XL Group PLC	212,422	8,322,694

		$190,161,751
Internet - 0.4%
51job, Inc., ADR (a)	600,240	$17,683,070

Leisure & Toys - 0.1%
Shimano, Inc.	46,700	$7,152,642

Machinery & Tools - 1.7%
Aalberts Industries N.V.	242,140	$8,327,480
Burckhardt Compression Holding AG	33,597	10,303,069
Daikin Industries Ltd.	65,500	4,766,937
GEA Group AG	743,872	29,975,341
GLORY Ltd.	95,200	2,918,516
Neopost S.A.	167,887	4,099,678
Rotork PLC	1,912,024	5,149,775
Spirax-Sarco Engineering PLC	278,609	13,421,427
T.K. Corp.	876,165	6,922,861

		$85,885,084
Medical & Health Technology & Services - 0.7%
Hogy Medical Co. Ltd.	51,200	$2,571,593
Miraca Holdings, Inc.	545,600	24,061,269
Sonic Healthcare Ltd.	665,847	8,627,609

		$35,260,471
Medical Equipment - 3.0%
Ansell Ltd.	1,558,683	$24,182,778
Fisher & Paykel Healthcare Corp. Ltd.	5,117,291	31,062,737
Nakanishi, Inc.	466,000	18,198,975
Nihon Kohden Corp.	521,600	12,569,234
Smith & Nephew PLC	846,063	14,975,110
Sonova Holding AG	224,598	28,545,652
Terumo Corp.	366,600	11,347,143
William Demant Holdings A/S (a)	60,376	5,733,825

		$146,615,454
Metals & Mining - 0.5%
Iluka Resources Ltd.	2,739,397	$12,121,610
MOIL Ltd.	4,200,697	13,311,740

		$25,433,350
Natural Gas - Distribution - 0.8%
China Resources Gas Group Ltd.	13,782,000	$41,010,230

Network & Telecom - 0.2%
VTech Holdings Ltd.	1,051,665	$10,864,385

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.5%
Aker Solutions ASA	1,489,385	$5,098,300
John Wood Group PLC	779,082	6,986,267
Technip	227,633	11,244,170

		$23,328,737
Other Banks & Diversified Financials - 5.5%
Aeon Financial Service Co. Ltd.	730,200	$16,335,986
AEON Thana Sinsap Public Co. Ltd.	2,918,500	7,806,187
Bancolombia S.A., ADR	161,462	4,319,109
Bank of Yokohama Ltd.	1,030,000	6,304,534
BDO Unibank, Inc.	6,376,620	14,228,989
Chiba Bank Ltd.	2,538,451	17,997,446
Credicorp Ltd.	203,992	19,852,501
E.Sun Financial Holding Co. Ltd.	47,516,006	27,586,630
Federal Bank Ltd.	19,401,680	16,346,504
Julius Baer Group Ltd.	175,283	8,403,716
Jyske Bank (a)	619,812	28,019,226
Public Bank Berhad	4,774,677	20,595,556
Security Bank Corp.	5,647,900	17,043,923
Shizuoka Bank Ltd.	1,025,000	9,935,305
Shriram Transport Finance Co. Ltd.	1,513,036	19,569,323
Sydbank A/S	776,307	24,874,990
Unione di Banche Italiane S.c.p.A.	2,002,715	13,301,070

		$272,520,995
Pharmaceuticals - 1.8%
Genomma Lab Internacional S.A., “B” (a)	8,794,195	$7,067,197
Hisamitsu Pharmaceutical Co., Inc.	72,600	3,045,229
KYORIN Holdings Ltd.	377,000	7,851,917
Santen Pharmaceutical Co. Ltd.	1,885,700	31,011,175
Tsumura & Co.	72,000	1,996,493
Virbac SA	157,760	37,595,844

		$88,567,855
Pollution Control - 0.2%
Daiseki Co. Ltd.	741,100	$11,841,794

Precious Metals & Minerals - 0.3%
Agnico-Eagle Mines Ltd.	516,614	$13,578,992

Railroad & Shipping - 0.1%
Pacific Basin Shipping Ltd.	18,706,752	$4,103,390
Precious Shipping Public Co. Ltd. (a)	14,024,727	2,163,047

		$6,266,437
Real Estate - 2.2%
Ascendas India Trust, REIT	33,778,000	$20,725,622
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,583,452	7,809,250
Deutsche Wohnen AG, REIT	790,386	22,002,055
Foxtons Group PLC	2,427,902	6,710,591
LEG Immobilien AG	239,557	19,655,562
Midland Holdings Ltd. (a)(h)	45,603,000	18,840,596
Prologis Peroperty Mexico S.A. de C.V., REIT	5,323,066	8,067,451
TAG Immobilien AG	237,520	2,968,436

		$106,779,563

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 2.9%
Ajisen (China) Holdings Ltd.	13,082,037	$5,787,299
Alsea S.A.B. de C.V.	1,858,343	6,453,441
Cafe De Coral Holdings Ltd.	6,552,000	19,192,757
Domino’s Pizza UK & IRL PLC	4,222,656	65,395,664
Jollibee Foods Corp.	1,783,540	8,300,824
Whitbread PLC	603,165	38,979,119

		$144,109,104
Specialty Chemicals - 5.0%
Air Water, Inc.	376,000	$6,032,605
Croda International PLC	1,404,956	62,621,651
Elementis PLC	3,641,079	12,273,149
Filtrona PLC	890,916	10,819,698
IMCD Group NV	218,300	8,055,377
Japan Pure Chemical Co. Ltd.	41,700	780,481
Kansai Paint Co. Ltd.	1,037,000	15,678,092
Marine Harvest A.S.A.	1,252,087	16,857,241
PTT Global Chemical PLC	14,006,100	19,461,025
Sika AG	8,112	29,080,317
SK KAKEN Co. Ltd.	58,000	5,501,061
Symrise AG	885,210	58,721,692
Tikkurila Oyj	145,978	2,541,261

		$248,423,650
Specialty Stores - 2.8%
ABC-Mart, Inc.	362,200	$19,868,217
Cj O Shopping Co. Ltd. (a)	66,126	10,720,038
Esprit Holdings Ltd.	6,542,399	7,195,709
Just Eat PLC (a)	396,870	2,888,470
MonotaRO Co. Ltd.	196,800	5,428,840
NEXT PLC	641,087	68,723,955
Nitori Co. Ltd.	174,900	14,699,960
Shimamura Co. Ltd.	52,800	6,171,253
XXL ASA	436,190	5,012,148

		$140,708,590
Telecommunications - Wireless - 0.2%
Infrastrutture Wireless Italiane S.p.A. (a)(n)	2,118,070	$11,572,666

Telephone Services - 1.0%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$13,376,832
Cellnex Telecom S.A.U.	1,161,854	21,662,117
PT XL Axiata Tbk (a)	12,138,807	3,200,405
TDC A.S.	2,666,167	13,226,013

		$51,465,367
Tobacco - 0.4%
Swedish Match AB	581,683	$20,579,674

Trucking - 1.6%
DSV A.S.	1,132,621	$44,494,844
Kintetsu World Express, Inc.	277,200	4,881,602
Yamato Holdings Co. Ltd.	1,480,100	31,369,985

		$80,746,431

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 0.8%
Alupar Investimento S.A., IEU	748,800	$2,488,902
CESC Ltd.	2,137,313	16,538,374
Glow Energy PLC	9,716,200	19,980,514

		$39,007,790
Total Common Stocks		$4,803,919,518

Preferred Stocks - 1.2%
Consumer Products - 0.6%
Henkel AG & Co. KGaA	264,562	$29,491,270

Specialty Chemicals - 0.6%
Fuchs Petrolub SE	604,462	$28,575,109
Total Preferred Stocks		$58,066,379

	Strike Price	First Exercise

Warrants - 0.0%
Gaming & Lodging - 0.0%
Minor International PLC (1 share for 1 warrant) (a)	THB 40	10/16/17	975,262	$143,640

Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (a)	THB 18	6/30/17	467,490	$22,345
Total Warrants				$165,985

Collateral for Securities Loaned - 0.5%
JPMorgan Prime Money Market Fund, 0.25%, at Net Asset Value (j)	$26,851,055	$26,851,055

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	102,577,244	$102,577,244
Total Investments		$4,991,580,181

Other Assets, Less Liabilities - (0.3)%		(17,119,309)
Net Assets - 100.0%		$4,974,460,872

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,572,666, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.Open-end investment companies are generally valued at net asset value per share.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$298,344,217	$1,136,064,645	$—	$1,434,408,862
Japan	5,501,061	865,698,324	—	871,199,385
Germany	84,017,199	246,150,666	—	330,167,865
France	4,099,678	238,865,831	—	242,965,509
Hong Kong	35,651,462	145,358,267	—	181,009,729
Denmark	—	146,690,156	—	146,690,156
Switzerland	28,545,652	96,078,517	—	124,624,169
Canada	124,025,630	—	—	124,025,630
Australia	23,074,597	95,463,700	—	118,538,297
Other Countries	423,667,692	864,854,588	—	1,288,522,280
Mutual Funds	129,428,299	—	—	129,428,299
Total Investments	$1,156,355,487	$3,835,224,694	$—	$4,991,580,181

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,390,512,922 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $35,855,838 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,129,409,090
Gross unrealized appreciation	1,353,755,876
Gross unrealized depreciation	(491,584,785)
Net unrealized appreciation (depreciation)	$862,171,091

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	152,475,413	85,923,553	(135,821,722)	102,577,244

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$49,159	$102,577,244

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
AUB Group Ltd.	3,393,873	108,940	—	3,502,813
Midland Holdings Ltd.	44,623,000	980,000	—	45,603,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
AUB Group Ltd.	$—	$—	$660,748	$23,074,597
Midland Holdings Ltd.	—	—	—	18,840,596

Total	$—	$—	$660,748	$41,915,193

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2015, are as follows:

United Kingdom	28.8%
Japan	17.5%
Germany	6.6%
France	4.9%
United States	4.1%
Hong Kong	3.6%
Denmark	2.9%
Switzerland	2.5%
Canada	2.5%
Other Countries	26.6%

11

QUARTERLY REPORT

December 31, 2015

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.0%
Aerospace - 3.3%
Honeywell International, Inc.	466,958	$48,362,840
Northrop Grumman Corp.	235,327	44,432,091
Rockwell Collins, Inc.	230,763	21,299,425
United Technologies Corp.	447,485	42,989,884

		$157,084,240
Alcoholic Beverages - 0.8%
Constellation Brands, Inc., “A”	271,311	$38,645,539

Apparel Manufacturers - 1.0%
Global Brands Group Holding Ltd. (a)	11,806,000	$2,230,066
Hanesbrands, Inc.	892,673	26,271,366
PVH Corp.	269,302	19,834,092

		$48,335,524
Automotive - 0.6%
Delphi Automotive PLC	190,380	$16,321,277
Harley-Davidson, Inc.	327,599	14,869,719

		$31,190,996
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	239,339	$45,653,914
Celgene Corp. (a)	390,006	46,707,119

		$92,361,033
Broadcasting - 2.0%
Nielsen Holdings PLC	560,912	$26,138,499
Time Warner, Inc.	513,764	33,225,118
Twenty-First Century Fox, Inc.	1,342,416	36,460,019

		$95,823,636
Brokerage & Asset Managers - 2.5%
BlackRock, Inc.	153,521	$52,276,971
Franklin Resources, Inc.	629,338	23,172,225
NASDAQ, Inc.	738,652	42,967,387

		$118,416,583
Business Services - 3.7%
Accenture PLC, “A”	340,528	$35,585,176
Cognizant Technology Solutions Corp., “A” (a)	421,582	25,303,352
Equifax, Inc.	170,435	18,981,346
Fidelity National Information Services, Inc.	508,727	30,828,856
Fiserv, Inc. (a)	234,633	21,459,534
Gartner, Inc. (a)	270,460	24,530,722
Global Payments, Inc.	329,195	21,236,369

		$177,925,355
Cable TV - 2.0%
Charter Communications, Inc., “A” (a)(l)	191,967	$35,149,158
Comcast Corp., “A”	472,929	26,687,383
Time Warner Cable, Inc.	176,242	32,708,753

		$94,545,294

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	441,297	$29,390,380
Monsanto Co.	311,005	30,640,213
PPG Industries, Inc.	362,267	35,799,225

		$95,829,818
Computer Software - 2.6%
Adobe Systems, Inc. (a)	412,700	$38,769,038
Oracle Corp.	640,230	23,387,602
Qlik Technologies, Inc. (a)	610,933	19,342,139
Salesforce.com, Inc. (a)	559,960	43,900,864

		$125,399,643
Computer Software - Systems - 4.4%
Apple, Inc. (s)	1,313,209	$138,228,379
Hewlett Packard Enterprise	2,317,633	35,228,022
IMS Health Holdings, Inc. (a)	403,359	10,273,554
Sabre Corp.	664,818	18,594,959
SS&C Technologies Holdings, Inc.	98,983	6,757,569

		$209,082,483
Construction - 0.5%
Sherwin-Williams Co.	100,164	$26,002,574

Consumer Products - 2.0%
Estee Lauder Cos., Inc., “A”	256,890	$22,621,733
Kimberly-Clark Corp.	257,573	32,789,043
Newell Rubbermaid, Inc.	574,268	25,313,733
Sensient Technologies Corp.	229,075	14,390,491

		$95,115,000
Consumer Services - 0.6%
Priceline Group, Inc. (a)	24,408	$31,118,980

Containers - 0.7%
Crown Holdings, Inc. (a)	638,880	$32,391,216

Electrical Equipment - 3.1%
Danaher Corp. (s)	1,290,726	$119,882,631
W.W. Grainger, Inc.	147,336	29,848,800

		$149,731,431
Electronics - 1.2%
Avago Technologies Ltd.	246,943	$35,843,776
NXP Semiconductors N.V. (a)	236,761	19,947,114

		$55,790,890
Energy - Independent - 3.8%
Anadarko Petroleum Corp.	510,691	$24,809,369
EOG Resources, Inc.	607,860	43,030,409
EQT Corp.	293,652	15,308,079
Memorial Resource Development Corp. (a)	1,820,298	29,397,813
Noble Energy, Inc.	384,351	12,656,678
Pioneer Natural Resources Co.	135,690	17,012,812
Valero Energy Corp.	534,908	37,823,345

		$180,038,505

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 1.4%
Exxon Mobil Corp. (s)	878,454	$68,475,489

Food & Beverages - 3.4%
Blue Buffalo Pet Products, Inc. (a)(l)	543,457	$10,168,080
Coca-Cola Co.	1,339,794	57,557,550
J.M. Smucker Co.	190,121	23,449,524
Mead Johnson Nutrition Co., “A”	324,915	25,652,039
Mondelez International, Inc.	989,402	44,364,786

		$161,191,979
Food & Drug Stores - 1.7%
CVS Health Corp.	521,115	$50,949,414
Walgreens Boots Alliance, Inc.	338,090	28,790,054

		$79,739,468
General Merchandise - 2.4%
Costco Wholesale Corp.	282,184	$45,572,716
Dollar Tree, Inc. (a)	432,691	33,412,399
Target Corp.	471,507	34,236,123

		$113,221,238
Health Maintenance Organizations - 1.2%
UnitedHealth Group, Inc.	500,910	$58,927,052

Insurance - 2.1%
ACE Ltd.	339,620	$39,684,597
American International Group, Inc.	957,057	59,308,822

		$98,993,419
Internet - 5.9%
Alibaba Group Holding Ltd., ADR (a)	224,109	$18,213,338
Alphabet, Inc., “A” (a)	148,158	115,268,406
Alphabet, Inc., “C” (a)	66,346	50,348,652
Facebook, Inc., “A “ (a)	703,480	73,626,217
LinkedIn Corp., “A” (a)	109,338	24,609,797

		$282,066,410
Machinery & Tools - 1.3%
Roper Technologies, Inc.	319,354	$60,610,196

Major Banks - 6.2%
Goldman Sachs Group, Inc.	248,716	$44,826,085
JPMorgan Chase & Co.	1,584,026	104,593,237
PNC Financial Services Group, Inc.	459,234	43,769,593
Wells Fargo & Co.	1,915,633	104,133,810

		$297,322,725
Medical & Health Technology & Services - 1.5%
Henry Schein, Inc. (a)	183,974	$29,102,847
McKesson Corp.	216,344	42,669,527

		$71,772,374
Medical Equipment - 3.9%
Cooper Cos., Inc.	179,310	$24,063,402
Medtronic PLC	911,446	70,108,426

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
PerkinElmer, Inc.	376,807	$20,185,551
Stryker Corp.	523,259	48,631,691
VWR Corp. (a)	906,002	25,648,917

		$188,637,987
Natural Gas - Distribution - 0.4%
Sempra Energy	214,155	$20,132,712

Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	728,808	$18,642,909

Network & Telecom - 1.3%
Cisco Systems, Inc.	2,241,715	$60,873,771

Oil Services - 0.9%
Halliburton Co.	471,211	$16,040,022
Schlumberger Ltd.	371,675	25,924,331

		$41,964,353
Other Banks & Diversified Financials - 5.3%
American Express Co.	785,972	$54,664,353
Discover Financial Services	554,689	29,742,424
PrivateBancorp, Inc.	746,786	30,633,162
Visa, Inc., “A”	1,491,307	115,650,858
Wintrust Financial Corp.	504,184	24,463,008

		$255,153,805
Pharmaceuticals - 6.0%
Allergan PLC (a)	226,296	$70,717,500
Bristol-Myers Squibb Co.	823,330	56,636,871
Eli Lilly & Co.	774,385	65,249,680
Merck & Co., Inc.	1,156,575	61,090,292
Valeant Pharmaceuticals International, Inc. (a)	330,533	33,598,679

		$287,293,022
Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	114,546	$14,616,070
Union Pacific Corp.	630,905	49,336,771

		$63,952,841
Real Estate - 0.7%
Ventas, Inc., REIT	610,820	$34,468,573

Restaurants - 1.3%
Aramark	883,567	$28,495,036
YUM! Brands, Inc.	471,500	34,443,075

		$62,938,111
Specialty Chemicals - 0.8%
Albemarle Corp.	355,309	$19,900,857
W.R. Grace & Co. (a)	169,674	16,897,834

		$36,798,691
Specialty Stores - 4.7%
Amazon.com, Inc. (a)	128,076	$86,565,288
American Eagle Outfitters, Inc.	989,754	15,341,187

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
AutoZone, Inc. (a)	49,642	$36,829,896
Gap, Inc.	565,934	13,978,570
Ross Stores, Inc.	632,258	34,021,803
Sally Beauty Holdings, Inc. (a)	647,827	18,067,895
Urban Outfitters, Inc. (a)	931,349	21,188,190

		$225,992,829
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	377,446	$36,593,390

Telephone Services - 1.2%
Verizon Communications, Inc.	1,219,070	$56,345,415

Tobacco - 1.9%
Philip Morris International, Inc.	594,437	$52,256,957
Reynolds American, Inc.	788,460	36,387,429

		$88,644,386
Utilities - Electric Power - 2.3%
American Electric Power Co., Inc.	470,434	$27,412,189
CMS Energy Corp.	994,555	35,883,544
NextEra Energy, Inc.	334,351	34,735,725
Xcel Energy, Inc.	316,946	11,381,531

		$109,412,989
Total Common Stocks		$4,734,994,874

Convertible Preferred Stocks - 0.3%
Telephone Services - 0.3%
Frontier Communications Corp., 11.125%	158,895	$14,551,604

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	36,377,337	$36,377,337

Collateral for Securities Loaned - 0.8%
JPMorgan Prime Money Market Fund, 0.25%, at Net Asset Value (j)	36,087,188	$36,087,188
Total Investments		$4,822,011,003

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(88,179)	$(7,623,075)

Other Assets, Less Liabilities - (0.7)%		(33,356,603)
Net Assets - 100.0%		$4,781,031,325

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At December 31, 2015, the fund had cash collateral of $119,131 and other liquid securities with an aggregate value of $14,119,490 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,660,941,211	$—	$—	$4,660,941,211
Canada	48,214,749	—	—	48,214,749
Netherlands	19,947,114	—	—	19,947,114
China	18,213,338	—	—	18,213,338
Hong Kong	—	2,230,066	—	2,230,066
Mutual Funds	72,464,525	—	—	72,464,525
Total Investments	$4,819,780,937	$2,230,066	$—	$4,822,011,003
Short Sales	$(7,623,075)	$—	$—	$(7,623,075)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,917,428,902
Gross unrealized appreciation	1,054,314,485
Gross unrealized depreciation	(149,732,384)
Net unrealized appreciation (depreciation)	$904,582,101

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,464,374	118,746,042	(125,833,079)	36,377,337

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,767	$36,377,337

7

QUARTERLY REPORT

December 31, 2015

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 58.5%
Aerospace - 2.8%
General Dynamics Corp.	42,410	$5,825,292
Honeywell International, Inc.	516,823	53,527,358
Lockheed Martin Corp.	181,337	39,377,330
Northrop Grumman Corp.	230,366	43,495,404
United Technologies Corp.	514,668	49,444,155

		$191,669,539
Alcoholic Beverages - 0.4%
Diageo PLC	990,918	$27,022,818

Automotive - 1.6%
Delphi Automotive PLC	247,952	$21,256,925
General Motors Co.	185,937	6,323,717
Harley-Davidson, Inc.	132,348	6,007,276
Hyundai Motor Co.	72,270	9,106,412
Johnson Controls, Inc.	599,720	23,682,943
Kia Motors Corp. (a)	357,175	15,910,675
LKQ Corp. (a)	290,573	8,609,678
Magna International, Inc.	383,263	15,544,352

		$106,441,978
Broadcasting - 1.2%
Omnicom Group, Inc.	369,025	$27,920,432
Time Warner, Inc.	418,213	27,045,835
Twenty-First Century Fox, Inc.	308,365	8,375,193
Viacom, Inc., “B”	125,932	5,183,361
Walt Disney Co.	99,115	10,415,004

		$78,939,825
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	69,629	$23,710,067
Blackstone Group LP	188,399	5,508,787
Franklin Resources, Inc.	539,628	19,869,103
NASDAQ, Inc.	215,574	12,539,940

		$61,627,897
Business Services - 1.1%
Accenture PLC, “A”	542,456	$56,686,652
Equifax, Inc.	26,645	2,967,454
Fidelity National Information Services, Inc.	180,757	10,953,874
Fiserv, Inc. (a)	72,544	6,634,874

		$77,242,854
Cable TV - 1.4%
Comcast Corp., “A”	1,151,437	$64,975,590
Time Warner Cable, Inc.	163,380	30,321,694

		$95,297,284
Chemicals - 2.4%
3M Co.	305,478	$46,017,206
Celanese Corp.	139,738	9,408,560
E.I. du Pont de Nemours & Co.	269,376	17,940,442
LyondellBasell Industries N.V., “A”	370,233	32,173,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
Monsanto Co.	55,243	$5,442,540
PPG Industries, Inc.	502,986	49,705,077

		$160,687,073
Computer Software - 1.0%
Aspen Technology, Inc. (a)	146,879	$5,546,151
CA, Inc.	271,029	7,740,588
Microsoft Corp.	471,416	26,154,160
Oracle Corp.	627,130	22,909,059
Symantec Corp.	431,719	9,066,099

		$71,416,057
Computer Software - Systems - 1.3%
Apple, Inc.	146,507	$15,421,327
EMC Corp.	246,680	6,334,742
Hewlett Packard Enterprise	362,407	5,508,586
Ingram Micro, Inc., “A”	320,140	9,725,853
International Business Machines Corp.	230,062	31,661,132
Sabre Corp.	411,590	11,512,172
Seagate Technology PLC	166,362	6,098,831

		$86,262,643
Construction - 0.5%
Owens Corning	462,280	$21,741,028
Stanley Black & Decker, Inc.	127,286	13,585,235

		$35,326,263
Consumer Products - 0.4%
Kimberly-Clark Corp.	85,831	$10,926,286
Newell Rubbermaid, Inc.	72,352	3,189,276
Procter & Gamble Co.	81,159	6,444,836
Reckitt Benckiser Group PLC	89,348	8,224,388

		$28,784,786
Containers - 0.1%
Crown Holdings, Inc. (a)	138,882	$7,041,317

Electrical Equipment - 1.5%
Danaher Corp.	762,650	$70,834,932
Pentair PLC	214,356	10,617,053
Tyco International PLC	747,026	23,822,659

		$105,274,644
Electronics - 1.4%
Analog Devices, Inc.	50,214	$2,777,838
Broadcom Corp., “A”	299,465	17,315,066
Intel Corp.	258,615	8,909,287
Maxim Integrated Products, Inc.	168,136	6,389,168
Microchip Technology, Inc.	248,182	11,550,390
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	806,367	18,344,849
Texas Instruments, Inc.	499,971	27,403,411

		$92,690,009
Energy - Independent - 1.8%
Anadarko Petroleum Corp.	225,417	$10,950,758
Canadian Natural Resources Ltd.	171,250	3,738,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Crescent Point Energy Corp.	354,715	$4,132,403
EOG Resources, Inc.	293,695	20,790,669
EQT Corp.	131,014	6,829,760
Marathon Petroleum Corp.	190,505	9,875,779
Noble Energy, Inc.	291,918	9,612,860
Occidental Petroleum Corp.	279,822	18,918,765
Valero Energy Corp.	516,597	36,528,574

		$121,377,956
Energy - Integrated - 1.3%
Chevron Corp.	398,447	$35,844,292
Exxon Mobil Corp.	533,929	41,619,766
Royal Dutch Shell PLC, “A”	591,345	13,285,457

		$90,749,515
Food & Beverages - 2.3%
Archer Daniels Midland Co.	426,717	$15,651,980
Coca-Cola Co.	197,419	8,481,120
Danone S.A.	253,775	17,126,612
General Mills, Inc.	764,079	44,056,795
Ingredion, Inc.	75,257	7,212,631
Kellogg Co.	164,233	11,869,119
McCormick & Co., Inc.	112,379	9,615,147
Mondelez International, Inc.	214,713	9,627,731
Nestle S.A.	456,155	33,811,878

		$157,453,013
Food & Drug Stores - 1.3%
CVS Health Corp.	779,143	$76,176,811
Kroger Co.	248,751	10,405,254

		$86,582,065
Gaming & Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	213,230	$4,563,122

General Merchandise - 1.0%
Kohl’s Corp.	182,715	$8,702,715
Target Corp.	773,703	56,178,575

		$64,881,290
Insurance - 4.0%
ACE Ltd.	355,386	$41,526,854
Aon PLC	302,676	27,909,754
Chubb Corp.	104,122	13,810,742
MetLife, Inc.	1,370,137	66,054,305
Prudential Financial, Inc.	470,790	38,327,014
Suncorp Group Ltd.	950,742	8,324,250
Travelers Cos., Inc.	367,895	41,520,630
Validus Holdings Ltd.	427,184	19,774,347
Zurich Insurance Group AG	53,350	13,612,755

		$270,860,651
Internet - 0.3%
Alphabet, Inc., “A” (a)	14,147	$11,006,507
Facebook, Inc., “A “ (a)	97,350	10,188,651

		$21,195,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.4%
Activision Blizzard, Inc.	366,130	$14,172,892
Electronic Arts, Inc. (a)	202,380	13,907,554

		$28,080,446
Machinery & Tools - 1.3%
Allison Transmission Holdings, Inc.	606,476	$15,701,664
Caterpillar, Inc.	111,069	7,548,249
Cummins, Inc.	124,206	10,931,370
Deere & Co.	152,880	11,660,158
Eaton Corp. PLC	339,907	17,688,760
Illinois Tool Works, Inc.	264,742	24,536,289
Parker Hannifin Corp.	31,776	3,081,636

		$91,148,126
Major Banks - 6.9%
Bank of America Corp.	1,057,629	$17,799,896
Bank of New York Mellon Corp.	925,965	38,168,277
BOC Hong Kong Holdings Ltd.	1,328,000	4,029,525
Goldman Sachs Group, Inc.	252,326	45,476,715
HSBC Holdings PLC	1,149,557	9,071,655
JPMorgan Chase & Co.	2,594,572	171,319,589
Morgan Stanley	340,478	10,830,605
PNC Financial Services Group, Inc.	203,236	19,370,423
State Street Corp.	380,634	25,258,872
Sumitomo Mitsui Financial Group, Inc.	357,400	13,481,948
Wells Fargo & Co.	2,113,408	114,884,859

		$469,692,364
Medical & Health Technology & Services - 0.6%
Community Health Systems, Inc. (a)	361,216	$9,583,060
Express Scripts Holding Co. (a)	266,390	23,285,150
McKesson Corp.	38,386	7,570,871

		$40,439,081
Medical Equipment - 2.5%
Abbott Laboratories	819,210	$36,790,721
Cooper Cos., Inc.	88,173	11,832,817
Medtronic PLC	586,501	45,113,657
St. Jude Medical, Inc.	349,344	21,578,979
Thermo Fisher Scientific, Inc.	308,398	43,746,256
Zimmer Biomet Holdings, Inc.	106,587	10,934,760

		$169,997,190
Metals & Mining - 0.3%
BHP Billiton PLC	1,041,900	$11,673,364
Rio Tinto PLC	273,664	7,986,005

		$19,659,369
Natural Gas - Distribution - 0.1%
Engie	573,871	$10,156,202

Natural Gas - Pipeline - 0.1%
Williams Partners LP	180,640	$5,030,824

Network & Telecom - 0.6%
Cisco Systems, Inc.	1,381,473	$37,513,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.5%
Baker Hughes, Inc.	20,683	$954,520
National Oilwell Varco, Inc.	205,494	6,881,994
Noble Corp. PLC (l)	358,550	3,782,703
Schlumberger Ltd.	273,971	19,109,477

		$30,728,694
Other Banks & Diversified Financials - 2.1%
American Express Co.	369,611	$25,706,445
BB&T Corp.	462,117	17,472,644
Citigroup, Inc.	311,570	16,123,748
Discover Financial Services	280,158	15,022,072
SunTrust Banks, Inc.	151,239	6,479,079
U.S. Bancorp	600,889	25,639,934
UBS Group AG	712,658	13,714,321
Visa, Inc., “A”	262,260	20,338,263

		$140,496,506
Pharmaceuticals - 4.9%
Allergan PLC (a)	41,280	$12,900,000
Bayer AG	62,213	7,805,325
Bristol-Myers Squibb Co.	701,844	48,279,849
Eli Lilly & Co.	581,612	49,006,627
Johnson & Johnson	807,621	82,958,829
Merck & Co., Inc.	1,352,996	71,465,249
Novartis AG	46,904	4,009,194
Pfizer, Inc.	1,420,252	45,845,735
Roche Holding AG	13,457	3,708,589
Teva Pharmaceutical Industries Ltd., ADR	110,624	7,261,359
Valeant Pharmaceuticals International, Inc. (a)	35,020	3,559,783

		$336,800,539
Printing & Publishing - 0.0%
McGraw-Hill Cos., Inc.	27,014	$2,663,040
Time, Inc.	15,019	235,348

		$2,898,388
Railroad & Shipping - 0.3%
Canadian National Railway Co.	121,638	$6,797,131
Union Pacific Corp.	192,678	15,067,420

		$21,864,551
Real Estate - 0.4%
Hospitality Properties Trust, REIT	221,190	$5,784,119
Medical Properties Trust, Inc., REIT	802,289	9,234,346
Mid-America Apartment Communities, Inc., REIT	77,070	6,998,727
RMR Group, Inc., REIT (a)	3,672	52,910
Starwood Property Trust, Inc., REIT	293,412	6,032,551

		$28,102,653
Restaurants - 0.3%
Aramark	296,171	$9,551,515
YUM! Brands, Inc.	189,222	13,822,667

		$23,374,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.3%
Axalta Coating Systems Ltd. (a)	384,091	$10,236,025
Marine Harvest A.S.A.	611,017	8,226,314
Praxair, Inc.	49,975	5,117,440

		$23,579,779
Specialty Stores - 0.9%
Advance Auto Parts, Inc.	28,239	$4,250,252
Amazon.com, Inc. (a)	44,826	30,297,445
American Eagle Outfitters, Inc.	1,650,783	25,587,137
Bed Bath & Beyond, Inc. (a)	48,135	2,322,514

		$62,457,348
Telecommunications - Wireless - 0.0%
Vodafone Group PLC	1,023,510	$3,310,568

Telephone Services - 1.4%
AT&T, Inc.	197,411	$6,792,913
Frontier Communications Corp.	1,282,593	5,989,709
TDC A.S.	1,080,599	5,360,511
Telefonica Brasil S.A., ADR	751,124	6,782,650
Verizon Communications, Inc.	1,535,865	70,987,680

		$95,913,463
Tobacco - 2.6%
Altria Group, Inc.	683,987	$39,814,883
Japan Tobacco, Inc.	544,900	20,007,170
Philip Morris International, Inc.	1,220,726	107,314,023
Reynolds American, Inc.	148,372	6,847,368

		$173,983,444
Trucking - 0.4%
United Parcel Service, Inc., “B”	288,021	$27,716,261

Utilities - Electric Power - 1.5%
American Electric Power Co., Inc.	463,905	$27,031,744
Duke Energy Corp.	218,712	15,613,850
Exelon Corp.	814,259	22,611,972
NRG Energy, Inc.	280,700	3,303,839
PPL Corp.	725,450	24,759,609
Public Service Enterprise Group, Inc.	192,361	7,442,447
Xcel Energy, Inc.	77,830	2,794,875

		$103,558,336
Total Common Stocks		$3,989,889,970

Bonds - 39.7%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/18	$2,850,000	$3,487,092

Asset-Backed & Securitized - 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.022%, 12/28/40 (z)	$5,478,978	$4,010,740
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	334,358	77,311
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.622%, 1/30/25 (z)	5,792,000	5,736,935
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	6,344,208	6,450,812
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	7,000,000	6,936,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	$9,641,397	$9,798,998
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/50	11,000,000	11,324,576
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/40	11,299,422	11,673,569
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	5,534,308	5,583,732
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.42%, 7/15/25 (z)	7,443,000	7,300,027
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	3,369,000	3,396,718
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	3,092,000	3,087,505
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	1,956,473	1,902,083
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	10,734,280	10,677,664
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.47%, 4/25/25 (z)	6,757,000	6,641,266
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51	324,407	324,015
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49	13,257,080	13,518,988
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.836%, 6/12/50	194,370	194,217
Morgan Stanley Capital I, Inc., FRN, 0.944%, 11/15/30 (i)(n)	11,214,195	179,663
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/35	4,345,175	3,567,305
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.952%, 2/15/51	8,838,931	9,136,425
Wachovia Bank Commercial Mortgage Trust, FRN, 5.713%, 6/15/49	13,568,423	13,897,824
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	6,507,931	6,358,918

		$141,775,886
Automotive - 0.2%
Nissan Motor Acceptance Corp., 2.35%, 3/04/19 (n)	$2,097,000	$2,089,168
Toyota Motor Credit Corp., 3.4%, 9/15/21	4,890,000	5,069,287
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	4,856,000	4,831,545

		$11,990,000
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$3,000,000	$3,326,997
Life Technologies Corp., 5%, 1/15/21	3,000,000	3,191,685

		$6,518,682
Broadcasting - 0.1%
21st Century Fox America, Inc., 8.5%, 2/23/25	$5,903,000	$7,585,148
Grupo Televisa S.A.B., 5%, 5/13/45	1,839,000	1,580,023

		$9,165,171
Brokerage & Asset Managers - 0.0%
Intercontinental Exchange, Inc., 2.75%, 12/01/20	$2,359,000	$2,359,399

Cable TV - 0.3%
CCO Safari II LLC, 4.908%, 7/23/25 (n)	$5,325,000	$5,319,766
Comcast Corp., 2.85%, 1/15/23	6,030,000	5,993,639
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	7,170,000	8,458,858

		$19,772,263
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 5/04/43	$2,060,000	$1,898,033

Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,772,000	$1,747,518
General Electric Co., 2.7%, 10/09/22	5,120,000	5,101,844

		$6,849,362
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$6,003,000	$6,128,895

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 0.1%
Visa, Inc., 3.15%, 12/14/25	$9,366,000	$9,385,790

Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$5,880,000	$5,939,611
Petroleos Mexicanos, 3.125%, 1/23/19	2,358,000	2,281,106
Petroleos Mexicanos, 8%, 5/03/19	4,145,000	4,563,106
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,364,368	1,391,601
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	5,329,000	5,384,645

		$19,560,069
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/25	$551,000	$690,816
United Mexican States, 4.75%, 3/08/44	7,817,000	7,121,287

		$7,812,103
Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$3,836,000	$4,022,433
Apache Corp., 4.75%, 4/15/43	1,827,000	1,569,523
Hess Corp., 8.125%, 2/15/19	1,740,000	1,972,577

		$7,564,533
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,661,000	$1,777,787
BP Capital Markets PLC, 4.742%, 3/11/21	4,892,000	5,373,769
Chevron Corp., 0.532%, 11/15/17	11,906,000	11,850,351
Husky Energy, Inc., 7.25%, 12/15/19	4,453,000	4,920,066
Petro-Canada, 6.05%, 5/15/18	9,475,000	10,157,266
Total Capital International S.A., 1.55%, 6/28/17	7,071,000	7,089,370
Total Capital International S.A., 3.75%, 4/10/24	6,370,000	6,473,360

		$47,641,969
Financial Institutions - 0.3%
GE Capital International Funding Co., 3.373%, 11/15/25 (n)	$2,488,000	$2,533,438
General Electric Capital Corp., 2.3%, 1/14/19	5,500,000	5,554,065
General Electric Capital Corp., 3.1%, 1/09/23	956,000	970,350
General Electric Capital Corp., FRN, 0.939%, 1/09/20	9,060,000	9,056,186

		$18,114,039
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$5,850,000	$8,142,206
Diageo Capital PLC, 2.625%, 4/29/23	6,190,000	5,984,418
J.M. Smucker Co., 3.5%, 3/15/25	4,232,000	4,212,694
Kraft Foods Group, Inc., 3.5%, 6/06/22	2,361,000	2,387,613
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	1,411,000	1,414,889
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	4,239,000	4,323,314

		$26,465,134
Food & Drug Stores - 0.3%
CVS Health Corp., 3.875%, 7/20/25	$9,168,000	$9,358,199
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	5,935,000	5,823,155
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	2,991,000	2,731,450

		$17,912,804
Forest & Paper Products - 0.0%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	$1,000,000	$1,012,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 0.3%
American International Group, Inc., 3.75%, 7/10/25	$8,000,000	$7,933,152
American International Group, Inc., 4.875%, 6/01/22	10,460,000	11,303,536

		$19,236,688
Insurance - Health - 0.2%
UnitedHealth Group, Inc., 3.75%, 7/15/25	$9,796,000	$10,107,689
WellPoint, Inc., 3.3%, 1/15/23	3,410,000	3,315,434

		$13,423,123
Insurance - Property & Casualty - 0.3%
ACE Ltd., 2.7%, 3/13/23	$5,960,000	$5,826,085
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	3,278,000	3,333,090
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	5,360,000	5,834,542
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	2,925,000	2,983,500

		$17,977,217
International Market Quasi-Sovereign - 0.3%
KFW International Finance, Inc., 4.875%, 6/17/19	$7,250,000	$8,033,138
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	10,140,000	9,913,564

		$17,946,702
International Market Sovereign - 0.0%
Republic of Iceland, 4.875%, 6/16/16 (n)	$1,807,000	$1,834,125

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/22	$6,460,000	$6,337,066

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$5,815,000	$8,265,208

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$5,970,000	$6,248,506

Major Banks - 1.7%
Bank of America Corp., 5.49%, 3/15/19	$4,135,000	$4,460,061
Bank of America Corp., 7.625%, 6/01/19	3,980,000	4,605,568
Bank of America Corp., 4.1%, 7/24/23	7,970,000	8,244,184
Bank of America Corp., 4.125%, 1/22/24	10,657,000	11,012,667
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)	3,200,000	3,656,000
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	3,930,000	4,292,263
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	2,567,000	2,765,943
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,504,000	7,794,120
ING Bank N.V., 3.75%, 3/07/17 (n)	4,761,000	4,877,778
ING Bank N.V., 5.8%, 9/25/23 (n)	6,238,000	6,777,905
JPMorgan Chase & Co., 6.3%, 4/23/19	6,750,000	7,570,294
JPMorgan Chase & Co., 3.2%, 1/25/23	7,972,000	7,950,340
Morgan Stanley, 3.875%, 4/29/24	6,520,000	6,646,912
Morgan Stanley, 6.625%, 4/01/18	11,740,000	12,874,530
Morgan Stanley, 4%, 7/23/25	2,939,000	3,029,033
PNC Funding Corp., 5.625%, 2/01/17	6,510,000	6,768,310
Wells Fargo & Co., 2.1%, 5/08/17	6,600,000	6,665,716
Wells Fargo & Co., 3%, 2/19/25	4,000,000	3,891,008
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	3,543,000	3,574,001

		$117,456,633

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 6.375%, 8/01/19	$6,240,000	$7,045,859
Becton, Dickinson and Co., 2.675%, 12/15/19	4,190,000	4,213,984
Express Scripts Holding Co., 2.65%, 2/15/17	7,200,000	7,271,107
Laboratory Corp. of America Holdings, 3.2%, 2/01/22	5,980,000	5,871,176

		$24,402,126
Medical Equipment - 0.2%
Medtronic, Inc., 4.375%, 3/15/35	$7,267,000	$7,341,901
Zimmer Holdings, Inc., 3.55%, 4/01/25	9,149,000	8,895,124

		$16,237,025
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$5,930,000	$3,380,100

Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$9,121,000	$8,570,648
Energy Transfer Partners LP, 3.6%, 2/01/23	3,288,000	2,708,421
Energy Transfer Partners LP, 4.9%, 2/01/24	2,630,000	2,344,966
Enterprise Products Operating LP, 6.5%, 1/31/19	5,184,000	5,696,345
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	5,700,000	4,920,804
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	2,520,000	2,418,333
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	1,888,000	1,426,773
Spectra Energy Capital LLC, 8%, 10/01/19	5,327,000	6,059,548

		$34,145,838
Mortgage-Backed - 11.0%
Fannie Mae, 3.99%, 7/01/21	$649,140	$698,600
Fannie Mae, 2.62%, 5/01/23	667,608	669,551
Fannie Mae, 3%, 10/01/30	12,948,615	13,348,990
Fannie Mae, 4%, 9/01/40 - 7/01/43	17,134,694	18,162,958
Fannie Mae, 3.5%, 7/01/43	10,050,179	10,378,680
Fannie Mae, 5.658%, 2/01/16	239,649	238,962
Fannie Mae, 5.735%, 7/01/16	1,408,312	1,411,998
Fannie Mae, 5.05%, 1/01/17	2,282,875	2,331,985
Fannie Mae, 6%, 1/01/17 - 7/01/37	16,334,531	18,493,558
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	32,404,410	36,239,668
Fannie Mae, 3.8%, 2/01/18	750,676	779,821
Fannie Mae, 3.91%, 2/01/18	1,116,306	1,160,880
Fannie Mae, 5%, 2/01/18 - 3/01/42	21,196,751	23,342,912
Fannie Mae, 4.5%, 6/01/18 - 4/01/44	43,519,481	47,071,950
Fannie Mae, 3.851%, 7/01/18	1,026,892	1,079,564
Fannie Mae, 2.578%, 9/25/18	3,951,826	4,025,443
Fannie Mae, 4.6%, 9/01/19	737,659	796,265
Fannie Mae, 4.449%, 1/01/21	1,030,118	1,115,206
Fannie Mae, 2.67%, 3/01/22	933,628	942,498
Fannie Mae, 2.73%, 4/01/23	667,829	673,634
Fannie Mae, 2.41%, 5/01/23	1,012,777	1,002,546
Fannie Mae, 2.55%, 5/01/23	954,223	952,872
Fannie Mae, 2.59%, 5/01/23	998,998	999,876
Fannie Mae, 3%, 3/01/27 - 12/01/30	14,944,986	15,426,871
Fannie Mae, 2.5%, 2/01/28 - 5/01/30	5,382,835	5,452,311
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	6,318,074	7,274,424
Fannie Mae, 4%, 12/01/40 - 2/01/45	75,314,576	79,789,197
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	9,671,451	10,000,721
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	37,968,042	39,201,147

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4%, 4/01/44 - 9/01/44	$23,397,787	$24,730,982
Freddie Mac, 6%, 4/01/16 - 6/01/37	9,508,862	10,672,796
Freddie Mac, 5%, 12/01/17 - 7/01/39	11,347,381	12,382,992
Freddie Mac, 3.154%, 2/25/18	676,203	696,862
Freddie Mac, 2.412%, 8/25/18	1,963,000	1,996,955
Freddie Mac, 4.5%, 1/01/19 - 7/01/40	8,185,841	8,770,789
Freddie Mac, 5.5%, 1/01/19 - 10/01/35	8,731,415	9,666,364
Freddie Mac, 5.085%, 3/25/19	6,789,000	7,387,323
Freddie Mac, 2.456%, 8/25/19	1,100,000	1,117,716
Freddie Mac, 1.869%, 11/25/19	2,200,000	2,188,253
Freddie Mac, 2.313%, 3/25/20	624,000	628,384
Freddie Mac, 3.808%, 8/25/20	5,900,000	6,317,329
Freddie Mac, 3.034%, 10/25/20	1,781,000	1,837,955
Freddie Mac, 2.791%, 1/25/22	3,221,000	3,265,793
Freddie Mac, 2.716%, 6/25/22	2,443,294	2,458,078
Freddie Mac, 2.682%, 10/25/22	1,960,000	1,966,499
Freddie Mac, 2.51%, 11/25/22	3,050,000	3,026,750
Freddie Mac, 3.111%, 2/25/23	4,920,000	5,055,487
Freddie Mac, 3.32%, 2/25/23	1,059,000	1,101,442
Freddie Mac, 3.25%, 4/25/23	5,681,000	5,875,675
Freddie Mac, 3.458%, 8/25/23	5,373,000	5,614,555
Freddie Mac, 3.171%, 10/25/24	3,005,000	3,053,856
Freddie Mac, 2.67%, 12/25/24	3,612,000	3,526,331
Freddie Mac, 3%, 11/01/30 - 7/01/43	46,296,312	46,837,910
Freddie Mac, 6.5%, 5/01/34 - 7/01/37	3,793,643	4,331,148
Freddie Mac, 4%, 11/01/40 - 11/01/43	21,811,204	23,093,126
Freddie Mac, 3.5%, 2/01/42 - 11/01/45	52,029,289	53,639,250
Freddie Mac, TBA, 3.5%, 1/01/46	18,239,000	18,769,062
Freddie Mac, TBA, 4%, 1/01/46	34,948,000	36,909,547
Ginnie Mae, 4%, 2/20/42	3,374,104	3,606,086
Ginnie Mae, 3%, 2/15/43 - 6/20/43	10,421,315	10,603,994
Ginnie Mae, 6%, 9/15/32 - 1/15/38	5,448,935	6,243,741
Ginnie Mae, 5.5%, 12/15/32 - 4/20/35	5,137,275	5,771,485
Ginnie Mae, 4.5%, 7/15/33 - 11/20/44	13,333,641	14,495,743
Ginnie Mae, 5%, 7/20/33 - 10/15/34	1,672,608	1,860,207
Ginnie Mae, 4%, 1/20/41 - 1/20/45	11,600,005	12,422,918
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	24,334,129	25,427,997
Ginnie Mae, 3%, 7/20/43	4,258,831	4,331,788
Ginnie Mae, TBA, 3.5%, 1/01/46	15,795,000	16,460,200

		$751,206,456
Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/22	$6,074,000	$5,908,611
AT&T, Inc., 3.4%, 5/15/25	6,074,000	5,838,420
Verizon Communications, Inc., 6.4%, 9/15/33	7,225,000	8,231,652
Verizon Communications, Inc., 6.55%, 9/15/43	5,466,000	6,489,109

		$26,467,792
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24	$7,085,000	$6,605,643
Valero Energy Corp., 4.9%, 3/15/45	4,000,000	3,333,572

		$9,939,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 9/12/16	$6,317,000	$6,501,665
Banco de Credito del Peru, 5.375%, 9/16/20	4,872,000	5,152,140
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/23 (n)	4,960,000	5,216,159
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	4,730,000	5,203,000
Capital One Financial Corp., 6.15%, 9/01/16	8,680,000	8,943,907
Citigroup, Inc., 2.5%, 9/26/18	10,880,000	10,974,667
Discover Bank, 4.2%, 8/08/23	4,000,000	4,086,688
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	5,168,000	6,616,074
SunTrust Banks, Inc., 2.35%, 11/01/18	2,541,000	2,554,602
Swedbank AB, 2.125%, 9/29/17 (n)	1,317,000	1,323,098
U.S. Bancorp, 3.7%, 1/30/24	4,692,000	4,915,062

		$61,487,062
Pharmaceuticals - 0.8%
AbbVie, Inc., 3.6%, 5/14/25	$4,236,000	$4,181,195
Actavis Funding SCS, 3%, 3/12/20	1,375,000	1,373,904
Actavis Funding SCS, 4.85%, 6/15/44	3,997,000	3,956,323
Bayer U.S. Finance LLC, 3%, 10/08/21 (n)	9,000,000	9,081,144
Celgene Corp., 2.875%, 8/15/20	3,798,000	3,770,848
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	6,838,000	7,407,277
Gilead Sciences, Inc., 3.7%, 4/01/24	1,862,000	1,907,438
Gilead Sciences, Inc., 3.5%, 2/01/25	14,207,000	14,326,779
Roche Holdings, Inc., 6%, 3/01/19 (n)	2,741,000	3,063,205
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	3,299,000	3,347,479

		$52,415,592
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$1,460,000	$1,493,351
ERP Operating LP, REIT, 4.625%, 12/15/21	5,212,000	5,659,085

		$7,152,436
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$4,146,000	$4,516,719

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	$4,500,000	$4,881,177

Retailers - 0.4%
Dollar General Corp., 4.15%, 11/01/25	$5,000,000	$4,970,355
Gap, Inc., 5.95%, 4/12/21	3,740,000	3,958,293
Home Depot, Inc., 3.75%, 2/15/24	3,600,000	3,835,220
Home Depot, Inc., 5.95%, 4/01/41	1,578,000	1,963,169
Wal-Mart Stores, Inc., 5.25%, 9/01/35	12,347,000	14,065,283

		$28,792,320
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/24	$8,000,000	$8,295,336

Supranational - 0.0%
Asian Development Bank, 1.125%, 3/15/17	$3,322,000	$3,326,714

Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$5,960,000	$5,835,986
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,852,000	4,201,963
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,040,000	2,180,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Rogers Communications, Inc., 6.8%, 8/15/18	$8,529,000	$9,521,042
SBA Tower Trust, 2.898%, 10/15/44 (n)	2,389,000	2,334,984

		$24,074,880
Tobacco - 0.5%
Altria Group, Inc., 2.85%, 8/09/22	$6,040,000	$5,889,199
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	5,833,000	5,845,039
Imperial Tobacco Finance PLC, 2.95%, 7/21/20 (z)	6,137,000	6,150,968
Reynolds American, Inc., 4.45%, 6/12/25	13,773,000	14,412,301

		$32,297,507
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/37 (n)	$6,381,000	$7,767,208

U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 4.35%, 7/01/23	$294,965	$309,648
Small Business Administration, 4.77%, 4/01/24	899,541	955,526
Small Business Administration, 5.18%, 5/01/24	1,515,006	1,628,071
Small Business Administration, 5.52%, 6/01/24	676,939	738,093
Small Business Administration, 4.99%, 9/01/24	1,354,302	1,455,655
Small Business Administration, 4.95%, 3/01/25	1,092,505	1,171,708

		$6,258,701
U.S. Treasury Obligations - 14.4%
U.S. Treasury Bonds, 8.5%, 2/15/20	$2,148,000	$2,736,801
U.S. Treasury Bonds, 6%, 2/15/26	1,524,000	2,035,214
U.S. Treasury Bonds, 6.75%, 8/15/26	926,000	1,312,512
U.S. Treasury Bonds, 5.25%, 2/15/29	5,294,000	6,936,363
U.S. Treasury Bonds, 5.375%, 2/15/31	4,690,000	6,358,815
U.S. Treasury Bonds, 4.5%, 2/15/36	26,962,000	34,506,992
U.S. Treasury Bonds, 5%, 5/15/37	2,452,000	3,355,229
U.S. Treasury Bonds, 4.5%, 8/15/39	4,987,000	6,370,888
U.S. Treasury Bonds, 2.875%, 5/15/43	155,466,500	151,266,106
U.S. Treasury Notes, 2.625%, 2/29/16	4,568,000	4,585,208
U.S. Treasury Notes, 0.875%, 12/31/16	204,051,000	204,184,653
U.S. Treasury Notes, 0.75%, 6/30/17	19,439,000	19,379,011
U.S. Treasury Notes, 4.75%, 8/15/17	2,870,000	3,043,687
U.S. Treasury Notes, 3.75%, 11/15/18	4,535,000	4,853,783
U.S. Treasury Notes, 3.125%, 5/15/19	52,370,000	55,266,585
U.S. Treasury Notes, 1%, 6/30/19	138,622,000	136,348,599
U.S. Treasury Notes, 3.5%, 5/15/20	55,133,000	59,296,148
U.S. Treasury Notes, 3.125%, 5/15/21	99,605,000	105,970,756
U.S. Treasury Notes, 2.5%, 8/15/23	166,982,000	171,315,350

		$979,122,700
Utilities - Electric Power - 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$3,550,000	$3,643,333
Dominion Resources, Inc., 3.625%, 12/01/24	6,000,000	5,944,728
MidAmerican Funding LLC, 6.927%, 3/01/29	2,785,000	3,554,924
Oncor Electric Delivery Co., 7%, 9/01/22	4,555,000	5,471,507
Pacific Gas & Electric Co., 4.6%, 6/15/43	4,920,000	4,994,607
PPL Capital Funding, Inc., 5%, 3/15/44	1,773,000	1,827,904
PPL Corp., 3.4%, 6/01/23	4,920,000	4,904,325
Progress Energy, Inc., 3.15%, 4/01/22	6,169,000	6,058,168
PSEG Power LLC, 5.32%, 9/15/16	5,099,000	5,238,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Southern Co., 2.15%, 9/01/19	$7,000,000	$6,869,156
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,458,662	2,452,805

		$50,960,287
Total Bonds		$2,711,265,703

Preferred Stocks - 0.1%
Telephone Services - 0.1%
Telecom Italia S.p.A.	6,053,677	$6,191,860

Convertible Preferred Stocks - 0.6%
Food & Beverages - 0.3%
Tyson Foods, Inc., 4.75%	308,600	$18,725,848

Pharmaceuticals - 0.1%
Allergan PLC, 5.5%	6,050	$6,232,589

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	40,300	$3,690,674

Utilities - Electric Power - 0.1%
Exelon Corp., 6.5%	288,477	$11,674,664
Total Convertible Preferred Stocks		$40,323,775

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	165,708,131	$165,708,131

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.25%, at Net Asset Value (j)	3,548,600	$3,548,600
Total Investments		$6,916,928,039

Other Assets, Less Liabilities - (1.4)%		(95,369,555)
Net Assets - 100.0%		$6,821,558,484

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $162,977,497, representing 2.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.022%, 12/28/40	3/01/06	$5,478,978	$4,010,740
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96	326,174	77,311
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.622%, 1/30/25	9/26/14	5,759,870	5,736,935
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.42%, 7/15/25	9/26/14	7,345,390	7,300,027
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.47%, 4/25/25	9/26/14	6,684,851	6,641,266
Imperial Tobacco Finance PLC, 2.95%, 7/21/20	7/15/15	6,076,043	6,150,968
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	5,295,266	5,384,645
Total Restricted Securities			$35,301,892
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,695,086,901	$—	$—	$3,695,086,901
United Kingdom	19,659,369	60,914,885	—	80,574,254
Switzerland	—	68,856,737	—	68,856,737
Canada	33,772,056	—	—	33,772,056
Japan	—	33,489,118	—	33,489,118
France	—	27,282,814	—	27,282,814
South Korea	—	25,017,087	—	25,017,087
Taiwan	18,344,848	—	—	18,344,848
Australia	—	8,324,249	—	8,324,249
Other Countries	14,044,008	31,613,533	—	45,657,541
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	988,868,493	—	988,868,493
Non-U.S. Sovereign Debt	—	50,479,713	—	50,479,713
U.S. Corporate Bonds	—	617,764,878	—	617,764,878
Residential Mortgage-Backed Securities	—	756,753,148	—	756,753,148
Commercial Mortgage-Backed Securities	—	106,055,995	—	106,055,995
Asset-Backed Securities (including CDOs)	—	30,173,192	—	30,173,192
Foreign Bonds	—	161,170,284	—	161,170,284
Mutual Funds	169,256,731	—	—	169,256,731
Total Investments	$3,950,163,913	$2,966,764,126	$—	$6,916,928,039

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $170,924,126 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,927,989,510
Gross unrealized appreciation	1,128,195,633
Gross unrealized depreciation	(139,257,104)
Net unrealized appreciation (depreciation)	$988,938,529

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	201,003,794	224,375,190	(259,670,853)	165,708,131

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$67,675	$165,708,131

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2016

*	Print name and title of each signing officer under his or her signature.